FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Assets Measured on Recurring Basis (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
Policyholders’ account balances – embedded derivative
Liabilities
Beginning balance	$ (948)	$ (1,123)	$ (904)	$ (872)
Acquisition from business combination			0
Derecognition			0
Fair value changes in net income	(242)	268	(287)	(38)
Fair value changes in other comprehensive income	0	0	0	0
Purchases	0	0	0	0
Sales	0	0	0	0
Settlements or maturities	0	0	30	0
Premiums less benefits	(1)	(93)	(35)	6
Transfers into Level 3	(5,066)	0	0
Transfers out of Level 3	0	0	0
Ending balance	(6,257)	(948)	(1,196)	(904)
Funds withheld for reinsurance liabilities – embedded derivative
Liabilities
Funds withheld for reinsurance liabilities – embedded derivative, beginning balance	(55)	(37)	1	0
Acquisition from business combination			0
Derecognition			0
Fair value changes in net income	(8)	(18)	(35)	1
Fair value changes in other comprehensive income	0	0	0	0
Purchases	0	0	0	0
Sales	0	0	0	0
Settlements or maturities	0	0	0	0
Premiums less benefits	0	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Funds withheld for reinsurance liabilities – embedded derivative, ending balance	$ (63)	$ (55)	$ (34)	$ 1
Invested assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Net of Tax	Other Comprehensive Income (Loss), Net of Tax	Other Comprehensive Income (Loss), Net of Tax	Other Comprehensive Income (Loss), Net of Tax
Assets
Beginning balance	$ 10,809	$ 10,093	$ 4,575	$ 4,447
Acquisition from business combination			4,288
Derecognition			0
Fair value changes in net income	26	(32)	162	(5)
Fair value changes in other comprehensive income	(11)	20	19	8
Purchases	1,214	172	1,234	2,187
Sales	(1,537)	(45)	(1,260)	(2,056)
Settlements or maturities	(138)	(13)	(3)	(6)
Premiums less benefits	0	0	0	0
Transfers into Level 3	239	681	64
Transfers out of Level 3	(1,024)	(67)	(58)
Ending balance	9,578	10,809	9,021	4,575
Derivative assets
Assets
Beginning balance	149	223	257	227
Acquisition from business combination			0
Derecognition			0
Fair value changes in net income	66	(38)	24	57
Fair value changes in other comprehensive income	0	0	0	0
Purchases	34	33	39	35
Sales	0	0	0	0
Settlements or maturities	(61)	(69)	(66)	(62)
Premiums less benefits	0	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending balance	188	149	254	257
Reinsurance funds withheld – embedded derivative
Assets
Beginning balance	8	18	89	(46)
Acquisition from business combination			0
Derecognition			(196)
Fair value changes in net income	(2)	(10)	141	135
Fair value changes in other comprehensive income	0	0	0	0
Purchases	0	0	0	0
Sales	0	0	0	0
Settlements or maturities	0	0	0	0
Premiums less benefits	0	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending balance	$ 6	$ 8	$ 34	$ 89